Note 7 - Goodwill and Other Intangible Assets	12 Months Ended
Dec. 31, 2022
Notes to Financial Statements
Goodwill and Intangible Assets Disclosure [Text Block]

Note 7. Goodwill and Other Intangible Assets

(in thousands)

Changes in the carrying amount of goodwill during the years ended December 31, 2022 were as follows:

Total
Balance at December 31, 2020	$13,030
Addition to goodwill from acquisition	-
Balance at December 31, 2021	13,030
Addition to goodwill from acquisition	-
Balance at December 31, 2022	$13,030

There were no changes to goodwill during the year ended December 31, 2022. The Company performed a goodwill impairment test for 2022 and concluded that no impairment charge was required.

The following table provides a summary of finite-lived intangible assets as of the dates presented:

	2022	2021
Core deposit intangible	$521	$630
Accumulated amortization	(109)	(109)
Total finite-lived intangible assets	$412	$521

Core deposit intangible amortization expense for the years ended December 31, 2022, 2021 and 2020 was $109, $109 and $27, respectively. The estimated amortization expense of finite-lived intangible assets for the five succeeding fiscal years is summarized as follows:

Year Ending
December 31,	Amount
2023	109
2024	109
2025	109
2026	85
$412